Transactions with Related Parties, Summary (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
Transactions with Related Parties [Abstract]
Management fees	$ 29,440	$ 930,500	$ 212,300	$ 111,480
Interest expense	0	305,000	162,500	0
Administration fees	0	400,000	0	0
Assets [Abstract]
Working capital advances granted to Pavimar		1,559,132	759,386
Liabilities [Abstract]
Related party debt		0	5,000,000
Accrued loan interest		405,000	100,000
Voyage commissions due		1,941	0
Pavimar [Member] | Vessel Management Agreements [Member]
Transactions with Related Parties [Abstract]
Management fees	29,440	768,000	212,300	111,480
Assets [Abstract]
Working capital advances granted to Pavimar		1,559,132	759,386
Alexandria [Member] | Commercial Management Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	0		40,471	0
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense	0	305,000	162,500	0
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense		305,000	100,000
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Vessel Management Agreements [Member]
Liabilities [Abstract]
Related party debt		5,000,000	5,000,000
Accrued loan interest		405,000	100,000
Castor Ships [Member]
Liabilities [Abstract]
Voyage commissions due		1,941	0
Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions		29,769
Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Administration fees	0	400,000	0	0
Castor Ships [Member] | Vessel Management Agreements [Member]
Transactions with Related Parties [Abstract]
Management fees	0	162,500	0	0
Sale & purchase commission	$ 0	138,600	$ 0	$ 0
Castor Ships [Member] | Commercial Management Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions		$ 29,769